Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Product revenue	$ 60,551,000	$ 50,879,000	$ 50,916,000
Cost of revenue	17,671,000	23,690,000	27,466,000
Gross profit	42,880,000	27,189,000	23,450,000
Operating expenses:
Research and development	26,610,000	26,414,000	30,883,000
Sales and marketing	10,027,000	9,049,000	7,925,000
General and administrative	10,082,000	10,045,000	9,383,000
Total operating expenses	46,719,000	45,508,000	48,191,000
Operating income (loss)	(3,839,000)	(18,319,000)	(24,741,000)
Financial income (expense):
Interest expense	(10,925,000)	(11,329,000)	(14,500,000)
Interest income	68,000	47,000	29,000
Impact of debt reimbursement	0	5,177,000	0
Convertible debt amendments	476,000	0	1,399,000
Change in fair value of convertible debt derivative	6,878,000	3,848,000	(13,129,000)
Foreign exchange gain (loss), net	1,082,000	938,000	(2,638,000)
Loss before income taxes	(6,260,000)	(19,638,000)	(53,580,000)
Income tax expense (benefit)	2,748,000	625,000	936,000
Loss for the year	(9,008,000)	(20,263,000)	(54,516,000)
Attributable to:
Shareholders of the parent	$ (9,008,000)	$ (20,263,000)	$ (54,516,000)
Basic earnings (loss) per share (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.48)
Diluted earnings (loss) per share (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.48)
Weighted average number of shares used for computing:
Basic (in shares)	184,587,104	146,691,784	112,432,988
Diluted (in shares)	184,587,104	146,691,784	112,432,988
Basic earnings (loss) per ADS (in dollars per share)	$ (0.20)	$ (0.55)	$ (1.94)
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.20)	$ (0.55)	$ (1.94)
Income tax expense (benefit)
Basis per ADS (in dollars per share)	46,146,776	36,672,946	28,108,247
Diluted per ADS (in dollars per share)	46,146,776	36,672,946	28,108,247
Product
Revenue:
Product revenue	$ 22,974,000	$ 30,410,000	$ 37,919,000
License and services revenue
Revenue:
Product revenue	$ 37,577,000	$ 20,469,000	$ 12,997,000